AAM Low Duration Preferred and Income Securities ETF
Schedule of Investments
July 31, 2026 (Unaudited)

CORPORATE BONDS - 76.7%	Par	Value
Communication Services - 4.0%
Bell Telephone Co. of Canada or Bell Canada, 6.88% to 09/15/2030 then 5 yr. CMT Rate + 2.39%, 09/15/2055	$ 1,885,000	$ 1,900,698
Paramount Global
6.25% to 02/28/2027 then 3 mo. LIBOR USD + 3.90%, 02/28/2057 (a)	1,290,000	1,001,728
6.38% to 03/30/2027 then 5 yr. CMT Rate + 4.00%, 03/30/2062 (b)	1,885,000	1,559,224
Rogers Communications, Inc.
7.00% to 04/15/2030 then 5 yr. CMT Rate + 2.65%, 04/15/2055	2,085,000	2,097,512
6.88% to 07/31/2031 then 5 yr. CMT Rate + 2.84%, 07/31/2056	1,420,000	1,420,579
TELUS Corp.
6.63% to 10/15/2030 then 5 yr. CMT Rate + 2.77%, 10/15/2055	1,390,000	1,385,477
6.38% to 06/09/2031 then 5 yr. CMT Rate + 2.69%, 06/09/2056	1,490,000	1,470,921
Vodafone Group PLC
7.00% (5 yr. Swap Rate USD + 4.87%), 04/04/2079	3,670,000	3,769,090
4.13% to 06/04/2031 then 5 yr. CMT Rate + 2.77%, 06/04/2081	1,785,000	1,636,035
		16,241,264

Consumer Discretionary - 1.1%
Aptiv Swiss Holdings Ltd., 6.88% to 12/15/2029 then 5 yr. CMT Rate + 3.39%, 12/15/2054	995,000	1,009,071
General Motors Financial Co., Inc.
5.75% to 09/30/2027 then 3 mo. LIBOR USD + 3.60%, Perpetual (a)	1,785,000	1,770,868
6.50% to 09/30/2028 then 3 mo. LIBOR USD + 3.44%, Perpetual (a)	995,000	993,164
5.70% to 09/30/2030 then 5 yr. CMT Rate + 5.00%, Perpetual (b)	980,000	964,573
		4,737,676

Energy - 9.4%
BP Capital Markets PLC, 4.88% to 06/22/2030 then 5 yr. CMT Rate + 4.40%, Perpetual	4,595,000	4,488,760
Enbridge, Inc.
7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.12%, 03/15/2055	850,000	887,528
6.00% to 01/15/2027 then 3 mo. Term SOFR + 4.15%, 01/15/2077	1,390,000	1,392,405
5.50% to 07/15/2027 then 3 mo. Term SOFR + 3.68%, 07/15/2077	1,785,000	1,780,768
6.25% to 03/01/2028 then 3 mo. Term SOFR + 3.90%, 03/01/2078	1,540,000	1,547,039
5.75% to 07/15/2030 then 5 yr. CMT Rate + 5.31%, 07/15/2080	1,785,000	1,781,893
7.38% to 01/15/2028 then 5 yr. CMT Rate + 3.71%, 01/15/2083	995,000	1,015,195
8.25% to 01/15/2029 then 5 yr. CMT Rate + 3.79%, 01/15/2084	1,325,000	1,394,034
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	785,000	784,811
6.63% to 02/15/2028 then 3 mo. Term SOFR + 4.42%, Perpetual	1,095,000	1,098,677
8.00% (5 yr. CMT Rate + 4.02%), 05/15/2054	1,425,000	1,495,480
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	795,000	811,831
6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	2,280,000	2,280,253
6.55% to 01/15/2032 then 5 yr. CMT Rate + 2.34%, 01/15/2057	1,200,000	1,184,770
Enterprise Products Operating LLC
5.25% to 08/16/2027 then 3 mo. Term SOFR + 3.29%, 08/16/2077	1,885,000	1,880,482
5.38% to 02/15/2028 then 3 mo. Term SOFR + 2.83%, 02/15/2078	1,290,000	1,284,419
Phillips 66 Co., 5.88% to 03/15/2031 then 5 yr. CMT Rate + 2.28%, 03/15/2056	1,785,000	1,763,655
Plains All American Pipeline LP, 8.02% (3 mo. Term SOFR + 4.37%), Perpetual	1,490,000	1,489,270
South Bow Canadian Infrastructure Holdings Ltd., 7.63% to 03/01/2030 then 5 yr. CMT Rate + 3.95%, 03/01/2055	900,000	936,022
TransCanada PipeLines Ltd.
6.13% to 10/17/2031 then 5 yr. CMT Rate + 2.25%, 10/17/2056	1,000,000	999,254
7.00% to 06/01/2030 then 5 yr. CMT Rate + 2.61%, 06/01/2065	1,390,000	1,426,182
Transcanada Trust
5.88% to 08/15/2026 then 3 mo. LIBOR USD + 4.64%, 08/15/2076 (a)	380,000	379,864
5.30% to 03/15/2027 then 3 mo. LIBOR USD + 3.21%, 03/15/2077 (a)	2,875,000	2,865,521

5.50% to 09/15/2029 then 3 mo. Term SOFR + 4.42%, 09/15/2079	2,085,000	2,062,000
5.60% to 03/07/2032 then 5 yr. CMT Rate + 3.99%, 03/07/2082	1,490,000	1,459,350
		38,489,463

Financials - 42.0% (c)
Aegon Ltd., 5.50% to 04/11/2028 then 6 mo. LIBOR USD + 3.54%, 04/11/2048 (a)	1,490,000	1,488,427
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055	1,450,000	1,483,410
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056	995,000	999,914
Ally Financial, Inc.
4.70% to 05/15/2028 then 7 yr. CMT Rate + 3.48%, Perpetual (b)	1,785,000	1,724,689
7.10% to 08/15/2031 then 5 yr. CMT Rate + 3.15%, Perpetual	1,950,000	1,961,084
American Express Co., 3.55% to 09/15/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	2,915,000	2,907,701
American International Group, Inc., 5.75% (3 mo. LIBOR USD + 2.87%), 04/01/2048 (a)	620,000	620,881
American National Group, Inc., 7.00% to 12/01/2030 then 5 yr. CMT Rate + 3.18%, 12/01/2055	1,010,000	971,655
Aon Corp., 8.21%, 01/01/2027	1,035,000	1,048,835
Assurant, Inc., 7.00% to 03/27/2028 then 3 mo. LIBOR USD + 4.14%, 03/27/2048 (a)	785,000	794,142
BAC Capital Trust XIV, 4.33% (3 mo. Term SOFR + 0.66%), Perpetual	555,000	450,200
Bank of America Corp.
4.38% to 01/27/2027 then 5 yr. CMT Rate + 2.76%, Perpetual	1,995,000	1,982,868
6.13% to 04/27/2027 then 5 yr. CMT Rate + 3.23%, Perpetual	2,350,000	2,362,963
5.88% to 03/15/2028 then 3 mo. Term SOFR + 3.19%, Perpetual	2,685,000	2,693,885
6.63% to 05/01/2030 then 5 yr. CMT Rate + 2.68%, Perpetual	3,585,000	3,659,546
6.25% to 07/26/2030 then 5 yr. CMT Rate + 2.35%, Perpetual	2,970,000	2,972,875
Bank of New York Mellon Corp.
4.63% to 09/20/2026 then 3 mo. Term SOFR + 3.39%, Perpetual	1,785,000	1,782,030
3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	2,480,000	2,463,060
6.30% to 03/20/2030 then 5 yr. CMT Rate + 2.30%, Perpetual (b)	995,000	1,013,170
5.95% to 12/20/2030 then 5 yr. CMT Rate + 2.27%, Perpetual	985,000	987,906
5.63% to 03/20/2031 then 5 yr. CMT Rate + 2.03%, Perpetual (b)	990,000	977,951
6.15% to 09/20/2031 then 5 yr. CMT Rate + 1.87%, Perpetual	925,000	917,106
Capital One Financial Corp.
3.95% to 09/01/2026 then 5 yr. CMT Rate + 3.16%, Perpetual (b)	1,785,000	1,781,040
5.50% to 10/30/2027 then 3 mo. Term SOFR + 3.34%, Perpetual	1,135,000	1,128,908
Charles Schwab Corp.
5.00% to 06/01/2027 then 5 yr. CMT Rate + 3.26%, Perpetual	1,390,000	1,387,410
5.00% to 12/01/2027 then 3 mo. LIBOR USD + 2.58%, Perpetual (a)	990,000	977,513
4.00% to 12/01/2030 then 10 yr. CMT Rate + 3.08%, Perpetual	4,085,000	3,772,339
6.10% to 06/01/2031 then 5 yr. CMT Rate + 2.25%, Perpetual	2,740,000	2,702,763
Citigroup, Inc.
6.25% to 08/15/2026 then 3 mo. Term SOFR + 4.78%, Perpetual	670,000	668,753
4.15% to 11/15/2026 then 5 yr. CMT Rate + 3.00%, Perpetual (b)	1,115,000	1,113,049
7.38% to 05/15/2028 then 5 yr. CMT Rate + 3.21%, Perpetual	1,395,000	1,427,441
7.63% to 11/15/2028 then 5 yr. CMT Rate + 3.21%, Perpetual	1,600,000	1,660,467
7.20% to 05/15/2029 then 5 yr. CMT Rate + 2.91%, Perpetual	615,000	626,850
7.13% to 08/15/2029 then 5 yr. CMT Rate + 2.69%, Perpetual (b)	1,950,000	1,983,209
6.75% to 02/15/2030 then 5 yr. CMT Rate + 2.57%, Perpetual (b)	1,670,000	1,671,875
6.95% to 02/15/2030 then 5 yr. CMT Rate + 2.73%, Perpetual	2,230,000	2,249,675
6.88% to 08/15/2030 then 5 yr. CMT Rate + 2.89%, Perpetual	2,985,000	3,013,832
6.63% to 02/15/2031 then 5 yr. CMT Rate + 3.00%, Perpetual	2,760,000	2,772,528
6.50% to 05/15/2031 then 5 yr. CMT Rate + 2.75%, Perpetual	1,115,000	1,113,032
Citizens Financial Group, Inc.
4.00% to 10/06/2026 then 5 yr. CMT Rate + 3.22%, Perpetual	575,000	573,173
7.01% (3 mo. Term SOFR + 3.26%), Perpetual	575,000	574,917
7.17% (3 mo. Term SOFR + 3.42%), Perpetual	575,000	572,628
6.75% to 10/06/2031 then 5 yr. CMT Rate + 2.38%, Perpetual	725,000	718,906
Corebridge Financial, Inc.
6.88% to 12/01/2030 then 5 yr. CMT Rate + 3.18%, Perpetual (b)	910,000	930,474
6.88% (5 yr. CMT Rate + 3.85%), 12/15/2052	1,885,000	1,906,659

Fifth Third Bancorp, 7.03% (3 mo. Term SOFR + 3.29%), Perpetual	1,190,000	1,192,551
First Citizens BancShares, Inc.
7.90% (3 mo. Term SOFR + 4.23%), Perpetual (b)	640,000	640,858
7.00% to 12/15/2030 then 5 yr. CMT Rate + 3.30%, Perpetual (b)	925,000	929,394
Goldman Sachs Group, Inc.
3.65% to 08/10/2026 then 5 yr. CMT Rate + 2.92%, Perpetual	410,000	409,532
4.13% to 11/10/2026 then 5 yr. CMT Rate + 2.95%, Perpetual	1,180,000	1,174,787
5.30% to 11/10/2026 then 3 mo. Term SOFR + 4.10%, Perpetual	1,025,000	1,025,444
7.50% to 02/10/2029 then 5 yr. CMT Rate + 3.16%, Perpetual	2,350,000	2,435,838
7.50% to 05/10/2029 then 5 yr. CMT Rate + 2.81%, Perpetual	3,535,000	3,656,473
6.85% to 02/10/2030 then 5 yr. CMT Rate + 2.46%, Perpetual	2,990,000	3,026,119
6.50% to 08/10/2031 then 5 yr. CMT Rate + 2.18%, Perpetual	3,950,000	3,920,319
HA Sustainable Infrastructure Capital, Inc.
8.00% to 06/01/2031 then 5 yr. CMT Rate + 4.30%, 06/01/2056	850,000	892,285
7.13% to 11/15/2031 then 5 yr. CMT Rate + 3.48%, 11/15/2056	1,190,000	1,199,101
Huntington Bancshares, Inc.
4.45% to 10/15/2027 then 7 yr. CMT Rate + 4.05%, Perpetual	980,000	964,634
5.63% to 07/15/2030 then 10 yr. CMT Rate + 4.95%, Perpetual	1,010,000	1,005,502
6.25% to 10/15/2030 then 5 yr. CMT Rate + 2.65%, Perpetual (b)	1,390,000	1,385,202
JPMorgan Chase & Co.
6.47% (3 mo. Term SOFR + 2.75%), Perpetual	2,165,000	2,170,579
6.65% (3 mo. Term SOFR + 2.84%), Perpetual (b)	1,845,000	1,851,517
6.88% to 06/01/2029 then 5 yr. CMT Rate + 2.74%, Perpetual	3,250,000	3,355,674
6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	4,185,000	4,249,210
6.10% to 07/01/2031 then 5 yr. CMT Rate + 2.08%, Perpetual	4,200,000	4,182,616
KeyCorp, 5.00% to 09/15/2026 then 3 mo. Term SOFR + 3.87%, Perpetual	960,000	956,782
Lincoln National Corp., 9.25% to 03/01/2028 then 5 yr. CMT Rate + 5.32%, Perpetual	850,000	888,367
M&T Bank Corp.
3.50% to 09/01/2026 then 5 yr. CMT Rate + 2.68%, Perpetual	995,000	989,125
5.13% to 11/01/2026 then 3 mo. Term SOFR + 3.78%, Perpetual	995,000	992,268
Mellon Capital IV, 4.52% (3 mo. Term SOFR + 0.83%), Perpetual	960,000	806,934
MetLife, Inc., 5.88% to 03/15/2028 then 3 mo. Term SOFR + 3.22%, Perpetual	995,000	1,000,813
Morgan Stanley
5.88%, Perpetual (d)	735,000	722,559
7.09% (3 mo. Term SOFR + 3.42%), Perpetual	575,000	576,301
National Rural Utilities Cooperative Finance Corp., 7.13% to 09/15/2028 then 5 yr. CMT Rate + 3.53%, 09/15/2053	790,000	815,929
Northern Trust Corp., 4.60% to 10/01/2026 then 3 mo. Term SOFR + 3.46%, Perpetual	995,000	993,658
PartnerRe Finance B LLC, 4.50% to 10/01/2030 then 5 yr. CMT Rate + 3.82%, 10/01/2050	995,000	947,940
PNC Financial Services Group, Inc.
3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	2,790,000	2,779,330
5.00% to 11/01/2026 then 3 mo. Term SOFR + 3.56%, Perpetual	1,045,000	1,042,740
6.00% to 05/15/2027 then 5 yr. CMT Rate + 3.00%, Perpetual	1,785,000	1,783,350
6.20% to 09/15/2027 then 5 yr. CMT Rate + 3.24%, Perpetual	2,380,000	2,396,674
6.25% to 03/15/2030 then 7 yr. CMT Rate + 2.81%, Perpetual	2,790,000	2,819,111
Prudential Financial, Inc.
4.50% to 09/15/2027 then 3 mo. LIBOR USD + 2.38%, 09/15/2047 (a)(b)	1,390,000	1,372,508
5.70% to 09/15/2028 then 3 mo. LIBOR USD + 2.67%, 09/15/2048 (a)(b)	1,885,000	1,886,974
3.70% to 10/01/2030 then 5 yr. CMT Rate + 3.04%, 10/01/2050	1,590,000	1,467,824
5.13% to 02/28/2032 then 5 yr. CMT Rate + 3.16%, 03/01/2052	1,785,000	1,734,342
6.00% to 09/01/2032 then 5 yr. CMT Rate + 3.23%, 09/01/2052	2,175,000	2,189,055
State Street Corp.
6.70% to 03/15/2029 then 5 yr. CMT Rate + 2.61%, Perpetual	2,875,000	2,939,055
6.70% to 09/15/2029 then 5 yr. CMT Rate + 2.63%, Perpetual	1,650,000	1,694,222
6.45% to 09/15/2030 then 5 yr. CMT Rate + 2.14%, Perpetual	1,390,000	1,411,428
Synchrony Financial, 7.25% to 08/15/2031 then 5 yr. CMT Rate + 3.08%, Perpetual	960,000	944,210
Truist Financial Corp.
6.67% to 09/01/2029 then 5 yr. CMT Rate + 3.00%, Perpetual	3,265,000	3,265,607
5.13% to 12/15/2027 then 3 mo. Term SOFR + 3.05%, Perpetual	980,000	972,606
5.10% to 09/01/2030 then 10 yr. CMT Rate + 4.35%, Perpetual	1,785,000	1,769,492
6.25% to 06/15/2031 then 5 yr. CMT Rate + 2.13%, Perpetual	925,000	916,199

US Bancorp
3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual	2,875,000	2,849,007
5.30% to 04/15/2027 then 3 mo. Term SOFR + 3.18%, Perpetual	1,785,000	1,780,537
USB Capital IX, 5.03% (3 mo. Term SOFR + 1.28%), Perpetual	1,340,000	1,048,605
Voya Financial, Inc.
7.76% to 09/15/2028 then 5 yr. CMT Rate + 3.36%, Perpetual	650,000	671,121
4.70% (3 mo. LIBOR USD + 2.08%), 01/23/2048 (a)	680,000	668,694
Wells Fargo & Co.
7.63% to 09/15/2028 then 5 yr. CMT Rate + 3.61%, Perpetual	3,150,000	3,295,602
6.85% to 09/15/2029 then 5 yr. CMT Rate + 2.77%, Perpetual (b)	3,650,000	3,757,281
6.13% to 06/15/2031 then 5 yr. CMT Rate + 2.34%, Perpetual	4,150,000	4,147,166
		172,552,790

Health Care - 1.8%
CVS Health Corp., 7.00% to 03/10/2030 then 5 yr. CMT Rate + 2.89%, 03/10/2055	4,180,000	4,303,912
DENTSPLY SIRONA, Inc., 8.38% to 09/12/2030 then 5 yr. CMT Rate + 4.38%, 09/12/2055 (b)	1,095,000	1,092,426
Humana, Inc., 6.63% to 09/15/2031 then 5 yr. CMT Rate + 2.89%, 09/15/2056	1,925,000	1,894,145
		7,290,483

Industrials - 0.4%
Sumisho Air Lease Corp.
8.26% to 06/15/2031 then 5 yr. CMT Rate + 4.08%, Perpetual	575,000	576,418
4.13% to 12/15/2026 then 5 yr. CMT Rate + 3.15%, Perpetual	575,000	566,321
6.00% to 12/15/2029 then 5 yr. CMT Rate + 2.56%, Perpetual	575,000	556,069
		1,698,808

Materials - 0.3%
FMC Corp., 8.45% to 11/01/2030 then 5 yr. CMT Rate + 4.37%, 11/01/2055	1,490,000	1,120,719

Utilities - 17.7%
AES Corp.
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055 (b)	1,710,000	1,738,485
6.95% to 07/15/2030 then 5 yr. CMT Rate + 2.89%, 07/15/2055	1,010,000	991,873
Algonquin Power & Utilities Corp., 4.75% to 04/18/2027 then 5 yr. CMT Rate + 3.25%, 01/18/2082	1,390,000	1,377,082
Alliant Energy Corp., 5.75% to 04/01/2031 then 5 yr. CMT Rate + 2.08%, 04/01/2056	1,340,000	1,314,077
American Electric Power Co., Inc.
7.05% to 12/15/2029 then 5 yr. CMT Rate + 2.75%, 12/15/2054	790,000	815,831
5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	2,805,000	2,754,901
3.88% to 02/15/2027 then 5 yr. CMT Rate + 2.68%, 02/15/2062	1,490,000	1,476,991
Brookfield Infrastructure Finance ULC, 6.75% to 03/15/2030 then 5 yr. CMT Rate + 2.45%, 03/15/2055	575,000	580,720
CenterPoint Energy, Inc.
7.00% to 02/15/2030 then 5 yr. CMT Rate + 3.25%, 02/15/2055	790,000	814,285
6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	980,000	996,406
5.95% to 04/01/2031 then 5 yr. CMT Rate + 2.22%, 04/01/2056	1,290,000	1,275,976
CMS Energy Corp.
4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	1,010,000	982,379
3.75% to 12/01/2030 then 5 yr. CMT Rate + 2.90%, 12/01/2050	795,000	732,471
Dominion Energy, Inc.
4.35% to 04/15/2027 then 5 yr. CMT Rate + 3.20%, Perpetual	1,390,000	1,382,976
6.88% to 02/01/2030 then 5 yr. CMT Rate + 2.39%, 02/01/2055	1,850,000	1,891,832
6.00% to 02/15/2031 then 5 yr. CMT Rate + 2.26%, 02/15/2056	2,630,000	2,603,248
6.15% to 12/15/2031 then 5 yr. CMT Rate + 1.87%, 12/15/2056	1,950,000	1,929,141
Duke Energy Corp., 3.25% to 01/15/2027 then 5 yr. CMT Rate + 2.32%, 01/15/2082	1,010,000	997,833
Edison International
8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	995,000	1,017,977
7.88% to 06/15/2029 then 5 yr. CMT Rate + 3.66%, 06/15/2054	910,000	939,084
Emera US Finance LLC, 6.65% to 10/01/2031 then 5 yr. CMT Rate + 2.87%, 10/01/2056	740,000	743,326
Entergy Corp.

7.13% to 12/01/2029 then 5 yr. CMT Rate + 2.67%, 12/01/2054	2,275,000	2,331,971
5.88% to 06/15/2031 then 5 yr. CMT Rate + 2.18%, 06/15/2056	1,190,000	1,176,753
EUSHI Finance, Inc.
7.63% to 12/15/2029 then 5 yr. CMT Rate + 3.14%, 12/15/2054	985,000	1,019,702
6.25% to 04/01/2031 then 5 yr. CMT Rate + 2.51%, 04/01/2056	1,390,000	1,372,089
Evergy, Inc., 6.65% to 06/01/2030 then 5 yr. CMT Rate + 2.56%, 06/01/2055	1,010,000	1,024,157
Eversource Energy, 6.10% to 08/15/2031 then 5 yr. CMT Rate + 2.52%, 08/15/2056	1,450,000	1,441,872
Nevada Power Co., 6.25% to 05/15/2030 then 5 yr. CMT Rate + 1.94%, 05/15/2055	575,000	572,768
NextEra Energy Capital Holdings, Inc.
6.70% (5 yr. CMT Rate + 2.36%), 09/01/2054	1,885,000	1,910,468
6.38% to 08/15/2030 then 5 yr. CMT Rate + 2.05%, 08/15/2055	2,875,000	2,886,215
6.00% to 10/01/2031 then 5 yr. CMT Rate + 1.84%, 10/01/2056	1,950,000	1,917,058
4.80% to 12/01/2027 then 3 mo. LIBOR USD + 2.41%, 12/01/2077 (a)	1,095,000	1,079,643
5.65% to 05/01/2029 then 3 mo. LIBOR USD + 3.16%, 05/01/2079 (a)	980,000	972,698
3.80% to 03/15/2027 then 5 yr. CMT Rate + 2.55%, 03/15/2082	1,190,000	1,173,968
NiSource, Inc.
6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	980,000	1,007,102
5.75% to 07/15/2031 then 5 yr. CMT Rate + 2.04%, 07/15/2056	1,785,000	1,758,101
PacifiCorp
7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	1,590,000	1,581,394
7.13% to 08/15/2031 then 5 yr. CMT Rate + 3.29%, 08/15/2056	2,085,000	2,052,769
PG&E Corp.
7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.88%, 03/15/2055	2,875,000	2,919,330
6.85% to 09/15/2031 then 5 yr. CMT Rate + 3.23%, 09/15/2056	1,785,000	1,766,377
Puget Energy, Inc., 7.00% to 09/15/2031 then 5 yr. CMT Rate + 2.96%, 09/15/2056	800,000	802,170
Sempra
4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	1,785,000	1,771,328
6.88% to 10/01/2029 then 5 yr. CMT Rate + 2.79%, 10/01/2054	2,085,000	2,116,709
6.63% to 04/01/2030 then 5 yr. CMT Rate + 2.35%, 04/01/2055 (b)	735,000	738,015
6.38% to 04/01/2031 then 5 yr. CMT Rate + 2.63%, 04/01/2056	1,490,000	1,494,623
Sierra Pacific Power Co.
6.20% to 12/15/2030 then 5 yr. CMT Rate + 2.55%, 12/15/2055	855,000	838,767
6.38% to 09/15/2031 then 5 yr. CMT Rate + 2.64%, 09/15/2056	1,160,000	1,153,527
Southern Co., 3.75% to 09/15/2026 then 5 yr. CMT Rate + 2.92%, 09/15/2051	1,785,000	1,781,564
Southern Co. Gas Capital Corp., 6.05% to 09/15/2031 then 5 yr. CMT Rate + 1.82%, 09/15/2056	925,000	917,959
Spire, Inc., 6.25% to 06/01/2031 then 5 yr. CMT Rate + 2.56%, 06/01/2056	900,000	890,495
WEC Energy Group, Inc., 5.63% to 05/15/2031 then 5 yr. CMT Rate + 1.91%, 05/15/2056	1,190,000	1,172,219
Xcel Energy, Inc., 5.75% to 12/03/2031 then 5 yr. CMT Rate + 2.17%, 12/03/2056	1,550,000	1,520,095
		72,518,800
TOTAL CORPORATE BONDS (Cost $315,765,342)		314,650,003

PREFERRED STOCKS - 21.2%	Shares	Value
Consumer Discretionary - 0.1%
Dillard's Capital Trust I, 7.50%, 08/01/2038	15,555	410,030

Consumer Staples - 0.9%
CHS, Inc.	–	$–
Series 1, 7.88%, Perpetual	40,022	1,029,366
Series 2, 7.10% (3 mo. Term SOFR + 4.56%), Perpetual	32,383	815,404
Series 3, 6.75% (3 mo. Term SOFR + 4.42%), Perpetual	37,974	933,781
Series 4, 7.50%, Perpetual	39,899	1,014,631
		3,793,182

Energy - 0.4%
GasLog Partners LP, Series A, 8.63% to 06/15/2027 then 3 mo. LIBOR USD + 6.31%, Perpetual (a)	11,205	285,167
NGL Energy Partners LP, Series B, 11.23% (3 mo. Term SOFR + 7.47%), Perpetual	23,229	587,694
Seapeak LLC	–	$–
9.00%, Perpetual	10,841	277,963
Series B, 8.50% to 10/15/2027 then 3 mo. LIBOR USD + 6.24%, Perpetual (a)	14,521	372,900

Tsakos Energy Navigation Ltd., Series E, 9.25% to 05/28/2027 then 3 mo. LIBOR USD + 6.88%, Perpetual (a)	8,033	211,790
		1,735,514

Financials - 18.7% (c)
ACRES Commercial Realty Corp., Series C, 9.94% (3 mo. Term SOFR + 6.19%), Perpetual	10,567	262,062
Adamas Trust, Inc.	–	$–
9.88%, 10/01/2030	8,021	203,012
Series D, 8.00% to 10/15/2027 then 3 mo. LIBOR USD + 5.70%, Perpetual (a)	13,460	320,213
Series E, 11.28% (3 mo. LIBOR USD + 6.43%), Perpetual (a)	14,578	366,491
Series F, 6.88% to 10/15/2026 then SOFR + 6.13%, Perpetual	12,622	308,482
AGNC Investment Corp.	–	$–
Series C, 9.12% (3 mo. Term SOFR + 5.37%), Perpetual	24,150	623,795
Series D, 8.35% (3 mo. Term SOFR + 4.59%), Perpetual	17,218	431,139
Series E, 9.01% (3 mo. Term SOFR + 5.25%), Perpetual	31,029	791,860
Series F, 8.71% (3 mo. Term SOFR + 4.96%), Perpetual	44,335	1,111,478
Series G, 7.75% to 10/15/2027 then 5 yr. CMT Rate + 4.39%, Perpetual	13,208	330,068
Allstate Corp.	–	$–
7.18% (3 mo. Term SOFR + 3.43%), 01/15/2053	37,553	959,479
Series J, 7.38%, Perpetual (b)	43,950	1,139,184
Annaly Capital Management, Inc.	–	$–
Series F, 9.01% (3 mo. Term SOFR + 5.25%), Perpetual	55,511	1,433,849
Series G, 8.18% (3 mo. Term SOFR + 4.43%), Perpetual	32,766	827,014
Series I, 9.00% (3 mo. Term SOFR + 5.25%), Perpetual	34,120	878,249
Apollo Global Management, Inc., 7.63% to 12/15/2028 then 5 yr. CMT Rate + 3.23%, 09/15/2053	47,174	1,211,428
Arbor Realty Trust, Inc., Series F, 6.25% to 10/12/2026 then 3 mo. Term SOFR + 5.44%, Perpetual	20,807	468,990
Associated Banc-Corp., 6.63% to 03/01/2028 then 5 yr. CMT Rate + 2.81%, 03/01/2033	22,139	545,948
Athene Holding Ltd.	–	$–
7.25% to 3/30/2029 then 5 yr. CMT Rate + 2.99%, 03/30/2064	44,335	1,094,631
Series A, 6.35% to 6/30/2029 then 3 mo. Term SOFR + 4.25%, Perpetual	66,500	1,589,350
Series E, 7.75% to 0 then 5 yr. CMT Rate + 3.96%, Perpetual	38,549	968,351
Atlantic Union Bankshares Corp., Series A, 6.88%, Perpetual	13,364	326,750
Atlanticus Holdings Corp.	–	$–
6.13%, 11/30/2026	13,044	329,100
Series *, 9.25%, 01/31/2029	14,564	369,634
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual	39,578	998,949
Bank of America Corp.	–	$–
Series 02, 4.57% (3 mo. Term SOFR + 0.91%), Perpetual	12,229	227,093
Series 4, 4.67% (3 mo. Term SOFR + 1.01%), Perpetual	8,110	158,145
Series 5, 4.40% (3 mo. Term SOFR + 0.76%), Perpetual	17,037	321,148
Series E, 4.26% (3 mo. Term SOFR + 0.61%), Perpetual	12,740	232,632
Series GG, 6.00%, Perpetual (b)	64,655	1,589,220
Series K*, 6.45% (3 mo. LIBOR USD + 1.33%), 12/15/2066 (a)	49,383	1,247,415
Bank of New York Mellon Corp., Series K, 6.15% to 03/20/2030 then 5 yr. CMT Rate + 2.16%, Perpetual	38,549	962,569
BRC Group Holdings, Inc.	–	$–
5.25%, 08/31/2028 (b)	29,485	569,355
6.00%, 01/31/2028	19,571	407,468
5.00%, 12/31/2026	13,309	328,865
6.50%, 09/30/2026	11,773	293,736
Bread Financial Holdings, Inc., Series B, 8.88% to 12/15/2031 then 5 yr. CMT Rate + 4.80%, Perpetual	10,661	267,165
Chimera Investment Corp.	–	$–
8.88%, 08/15/2030	10,516	264,477
Series B, 9.78% (3 mo. Term SOFR + 6.05%), Perpetual	24,050	580,086
Series C, 8.74% (3 mo. Term SOFR + 5.00%), Perpetual	16,929	385,304
Series D, 9.33% (3 mo. Term SOFR + 5.60%), Perpetual	17,612	426,034
CION Investment Corp.	–	$–
7.50%, 12/30/2029	13,047	323,957
7.50%, 03/31/2031	10,489	258,659
Citizens Financial Group, Inc., Series I, 6.50% to 10/06/2030 then 5 yr. CMT Rate + 2.63%, Perpetual	33,222	823,573
Compass Diversified Holdings, Series B, 7.88% to 04/30/2028 then 3 mo. LIBOR USD + 4.99%, Perpetual (a)	16,594	366,562

ConnectOne Bancorp, Inc., Series A, 5.25% to 09/01/2026 then 5 yr. CMT Rate + 4.42%, Perpetual	10,094	255,176
Dynex Capital, Inc., Series C, 9.47% (3 mo. Term SOFR + 5.72%), Perpetual	9,004	229,872
Ellington Financial, Inc.	–	$–
Series B, 6.25% to 1/30/2027 then 5 yr. CMT Rate + 4.99%, Perpetual	10,617	262,665
Series C, 8.63% to 4/30/2028 then 5 yr. CMT Rate + 5.13%, Perpetual	8,804	225,382
Fifth Third Bancorp	–	$–
6.88% to 10/1/2030 then 5 yr. CMT Rate + 3.13%, Perpetual	28,000	726,880
Series I, 7.67% to 6/30/2026 then 3 mo. Term SOFR + 3.97%, Perpetual	34,692	885,340
First Citizens BancShares, Inc., Series E, 6.63% to 03/15/2031 then 5 yr. CMT Rate + 2.83%, Perpetual	31,372	778,653
Flagstar Bank NA, Series A., 6.38% to 03/17/2027 then 3 mo. LIBOR USD + 3.82%, Perpetual (a)	39,710	932,788
Gladstone Investment Corp.	–	$–
4.88%, 11/01/2028	11,846	286,673
7.88%, 02/01/2030	11,159	283,997
7.13%, 05/01/2031	8,986	225,099
Goldman Sachs Group, Inc.	–	$–
Series A, 4.66% (3 mo. Term SOFR + 1.01%), Perpetual	45,967	876,591
Series C, 4.66% (3 mo. Term SOFR + 1.01%), Perpetual	11,508	219,227
Series D, 4.58% (3 mo. Term SOFR + 0.93%), Perpetual	83,635	1,579,029
Granite Point Mortgage Trust, Inc., Series A, 7.00% to 01/15/2027 then SOFR + 5.83%, Perpetual	18,114	331,486
Hartford Insurance Group, Inc., Series G, 6.00%, Perpetual	25,409	629,635
Huntington Bancshares, Inc., Series J, 6.88% to 04/15/2028 then 5 yr. CMT Rate + 2.70%, Perpetual	24,150	604,716
Invesco Mortgage Capital, Inc., Series C, 7.50% to 09/27/2027 then 3 mo. LIBOR USD + 5.29%, Perpetual (a)	15,498	388,380
Jackson Financial, Inc., 8.00% to 03/30/2028 then 5 yr. CMT Rate + 3.73%, Perpetual (b)	41,625	1,056,859
JPMorgan Chase & Co., Series EE, 6.00%, Perpetual (b)	106,832	2,691,098
Kemper Corp., 5.88% to 03/15/2027 then 5 yr. CMT Rate + 4.14%, 03/15/2062	13,208	326,238
KeyCorp	–	$–
6.20% to 12/15/2027 then 5 yr. CMT Rate + 3.13%, Perpetual	46,263	1,173,692
Series E, 6.13% to 12/15/2026 then 3 mo. Term SOFR + 4.15%, Perpetual	38,551	974,184
M&T Bank Corp., Series H, 5.63% to 12/15/2026 then 3 mo. Term SOFR + 4.28%, Perpetual	18,048	453,546
Merchants Bancorp, 8.25% to 10/01/2027 then 5 yr. CMT Rate + 4.34%, Perpetual	12,572	322,723
MetLife, Inc., Series A, 4.93% (3 mo. Term SOFR + 1.26%), Perpetual	46,263	975,687
MFA Financial, Inc.	–	$–
8.88%, 02/15/2029	10,129	253,124
Series C, 9.36% (3 mo. Term SOFR + 5.61%), Perpetual	20,147	467,209
Midland States Bancorp, Inc., 7.75% to 09/30/2027 then 5 yr. CMT Rate + 4.71%, Perpetual	10,129	255,757
Morgan Stanley	–	$–
Series A, 4.71% (3 mo. Term SOFR + 0.96%), Perpetual	84,814	1,618,251
Series E, 7.13% (3 mo. LIBOR USD + 432.00%), Perpetual (a)	66,500	1,691,095
Series F, 6.88% (3 mo. LIBOR USD + 394.00%), Perpetual (a)	65,536	1,655,439
Series I, 6.38% (3 mo. LIBOR USD + 370.80%), Perpetual (a)	77,100	1,920,561
Series K, 5.85% (3 mo. LIBOR USD + 349.10%), Perpetual (a)	77,100	1,787,178
Series P, 6.50%, Perpetual	73,600	1,853,248
New Mountain Finance Corp., 8.25%, 11/15/2028	10,129	254,238
Old National Bancorp	–	$–
Series A, 7.00%, Perpetual	9,495	238,135
Series C, 7.00%, Perpetual	10,805	270,665
PennantPark Floating Rate Capital Ltd., Series ., 7.38%, 06/15/2031	6,563	167,028
PennyMac Mortgage Investment Trust	–	$–
9.00%, 02/15/2030	15,208	381,569
9.00%, 06/15/2030	9,229	233,586
Pinnacle Financial Partners, Inc.	–	$–
Series A, 7.26% (3 mo. Term SOFR + 3.61%), Perpetual	17,182	435,048
Series B, 0.00% to 7/1/2029 then 5 yr. CMT Rate + 4.13%, Perpetual	24,000	635,040
Ready Capital Corp., 9.00%, 12/15/2029	11,448	264,334
Redwood Trust, Inc.	–	$–
9.75%, 06/01/2031	10,677	262,547
9.50%, 12/01/2030	6,706	162,352
Regions Financial Corp.	–	$–
6.95% to 9/15/2029 then 5 yr. CMT Rate + 2.77%, Perpetual	38,551	976,882
Series C, 5.70% to 8/15/2029 then 3 mo. Term SOFR + 3.41%, Perpetual	38,549	943,680

Reinsurance Group of America, Inc., 7.13% to 10/15/2027 then 5 yr. CMT Rate + 3.46%, 10/15/2052	53,972	1,379,524
Rithm Capital Corp.	–	$–
Series A, 9.81% (3 mo. Term SOFR + 6.06%), Perpetual	9,270	233,975
Series B, 9.65% (3 mo. Term SOFR + 5.90%), Perpetual	20,651	519,166
Series C, 8.98% (3 mo. Term SOFR + 5.23%), Perpetual	31,068	760,855
Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual	35,852	895,942
Series F, 8.75% to 2/15/2031 then 5 yr. CMT Rate + 5.01%, Perpetual	18,334	445,516
Runway Growth Finance Corp., 7.25%, 02/03/2031	8,986	222,853
Saratoga Investment Corp.	–	$–
7.50%, 02/06/2031	8,986	221,235
Series 2027, 6.00%, 04/30/2027	9,290	233,551
State Street Corp., Series G, 5.35% (3 mo. LIBOR USD + 370.90%), Perpetual (a)	38,486	816,288
Synchrony Financial, Series B, 8.25% to 05/15/2029 then 5 yr. CMT Rate + 4.04%, Perpetual	38,549	999,190
Trinity Capital, Inc.	–	$–
7.88%, 09/30/2029	10,494	265,498
7.88%, 03/30/2029	10,279	261,292
Truist Financial Corp., Series I, 4.00% (3 mo. Term SOFR + 0.79%), Perpetual	15,208	274,048
Two Harbors Investment Corp.	–	$–
9.38%, 08/15/2030	10,129	255,352
Series A, 8.13% to 4/27/2027 then 3 mo. LIBOR USD + 5.66%, Perpetual (a)	11,138	278,784
Series B, 7.63% to 7/27/2027 then 3 mo. LIBOR USD + 5.35%, Perpetual (a)	18,385	459,809
Series C, 9.02% (3 mo. Term SOFR + 5.27%), Perpetual	17,380	435,195
US Bancorp	–	$–
Series A, 5.03% (3 mo. Term SOFR + 1.28%), Perpetual	1,099	842,076
Series B*, 4.61% (3 mo. Term SOFR + 0.86%), Perpetual	77,100	1,441,770
Valley National Bancorp	–	$–
Series A, 7.86% (3 mo. Term SOFR + 4.11%), Perpetual	10,129	254,542
Series B, 7.57% (3 mo. Term SOFR + 3.84%), Perpetual	8,808	220,376
Series C, 8.25% to 9/30/2029 then 5 yr. CMT Rate + 4.18%, Perpetual	12,111	313,433
Voya Financial, Inc., Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual	22,139	524,916
WesBanco, Inc., Series B, 7.38% to 10/01/2030 then 5 yr. CMT Rate + 3.80%, Perpetual	16,538	421,884
Western Alliance Bancorp, Series A, 4.25% to 09/30/2026 then 5 yr. CMT Rate + 3.45%, Perpetual	22,139	537,535
Wintrust Financial Corp., Series F, 7.88% to 07/15/2030 then 5 yr. CMT Rate + 3.88%, Perpetual	31,719	831,038
		76,691,194

Industrials - 0.2%
Triton International Ltd.	–	$–
7.38%, Perpetual	13,747	338,863
8.00%, Perpetual	12,653	321,007
		659,870

Information Technology - 0.0% (e)
Soluna Holdings, Inc., Series A, 9.00%, Perpetual	10,893	125,269

Real Estate - 0.1%
Innovative Industrial Properties, Inc., Series A, 9.00%, Perpetual	9,743	245,913

Utilities - 0.8%
Algonquin Power & Utilities Corp., Series 19-A, 8.86% (3 mo. LIBOR USD + 4.01%), 07/01/2079 (a)	26,847	690,236
Duke Energy Corp., Series A, 5.75%, Perpetual (b)	77,102	1,887,457
Tennessee Valley Authority	–	$–
Series A, 2.22% (30 yr. CMT Rate + 0.84%), 05/01/2029	18,368	434,587
Series D, 2.13% (30 yr. CMT Rate + 0.94%), 06/01/2028	18,603	446,658
		3,458,938
TOTAL PREFERRED STOCKS (Cost $83,500,672)		87,119,910

U.S. GOVERNMENT AGENCY ISSUES - 0.9%	Par	Value
CoBank ACB

4.25% to 01/01/2027 then 5 yr. CMT Rate + 3.05%, Perpetual	800,000		788,728
6.45% to 10/01/2027 then 5 yr. CMT Rate + 3.49%, Perpetual	735,000		731,841
7.25% to 07/01/2029 then 5 yr. CMT Rate + 2.88%, Perpetual	575,000		577,365
7.13% to 01/01/2030 then 5 yr. CMT Rate + 2.82%, Perpetual	575,000		580,126
6.75% to 07/01/2031 then 5 yr. CMT Rate + 2.62%, Perpetual	960,000		965,342
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,655,339)			3,643,402

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.7%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (f)	23,271,839		23,271,839
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $23,271,839)			23,271,839

MONEY MARKET FUNDS - 0.7%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.65% (f)	2,879,023		2,879,023
TOTAL MONEY MARKET FUNDS (Cost $2,879,023)			2,879,023

TOTAL INVESTMENTS - 105.2% (Cost $429,072,215)			431,564,177
Liabilities in Excess of Other Assets - (5.2)%		(0.05151)	(21,141,987)
TOTAL NET ASSETS - 100.0%			$ 410,422,190

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $22,741,956.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of July 31, 2026.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

AAM Low Duration Preferred and Income Securities ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 314,650,003	$ –	$ 314,650,003
Preferred Stocks	87,119,910	–	–	87,119,910
U.S. Government Agency Issues	–	3,643,402	–	3,643,402
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	23,271,839
Money Market Funds	2,879,023	–	–	2,879,023
Total Investments	$ 89,998,933	$ 318,293,405	$ –	$ 431,564,177

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

AAM Low Duration Preferred and Income Securities ETF - Transactions with Affiliates
	Value as of October 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of July 31, 2026	Shares as of July 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Crescent Capital BDC, Inc. (a)	$ 283,521	$ 1,578	$ (285,548)	$ 16,671	$ (16,222)	$ –	–	$ 8,671	$ –
	$ 283,521	$ 1,578	$ (285,548)	$ 16,671	$ (16,222)	$ –	–	$ 8,671	$ –

(a)	Security was affiliated during the period but is no longer held as of July 31, 2026.